Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 11,336	$ 9,540
Less: accumulated depreciation	(8,382)	(6,750)
Property and equipment, net	2,954	2,790
Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	4,927	4,538
Furniture and Fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	407	407
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	657	657
Production equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,206	668
Computers and software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 4,139	$ 3,270